UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DARMEL MANAGEMENT LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-10190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  May 14, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:        95,853,303



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AT & T CORP.                   CS               001957109     3799   355000 SH       SOLE                   355000
AT&T CANADA INC. CLASS B       CS               00207Q202     8509   267400 SH       SOLE                   267400
BANK UNITED CORP. RTS.         CS               065416117       36   403650 SH       SOLE                   403650
BAXTER INTERNATIONAL INC.      CS               071813125        6   167500 SH       SOLE                   167500
CARDINAL HEALTH INC.           CS               14149Y108      780    12700 SH       SOLE                    12700
CHILES OFFSHORE INC.           CS               16888M104     1669    71700 SH       SOLE                    71700
CONECTIV INC.                  CS               206829103     1527    60000 SH       SOLE                    60000
DYNACARE INC.                  CS               267920205      919    41800 SH       SOLE                    41800
ELAN CORP. RIGHTS PLC          CS               G29539148        3   250000 SH       SOLE                   250000
EXPEDIA INC.                   CS               302125109     1820    30700 SH       SOLE                    30700
EXPEDIA JULY 60 PUTS           PUT              302125109       23    10000 SH  PUT  SOLE                    10000
GOLDEN STATE BANCORP INC.      CS               381197102     6279   173200 SH       SOLE                   173200
GULF INDONESIA RESOURCES LTD.  CS               402284103      989    75000 SH       SOLE                    75000
HERBALIFE INTL. INC. CL A      CS               426908208      365    19100 SH       SOLE                    19100
HERBALIFE INTL. INC. CL B      CS               426908307     3180   165900 SH       SOLE                   165900
HNC SOFTWARE INC.              CS               40425P107     9119   546061 SH       SOLE                   546061
IMMUNEX CORP. NEW              CS               452528102    17279   773441 SH       SOLE                   773441
INDIGO NV CONTINGENT VALUE RTS CS               428CVR997        0    56527 SH       SOLE                    56527
JP REALTY INC.                 CS               46624A106     3438   129000 SH       SOLE                   129000
MCAFEE.COM CORP.               CS               579062100      381    26000 SH       SOLE                    26000
MICRO GENERAL CORP.            CS               594838302     1624    97300 SH       SOLE                    97300
NEXTWAVE TELECOM INC. CL B     CS               65332M103      450   237000 SH       SOLE                   237000
NISOURCE INC. SAILS            CS               65473P600      804   386300 SH       SOLE                   386300
PENNZOIL QUAKER STATE CO.      CS               709323109     5921   275000 SH       SOLE                   275000
R S I HOLDINGS INC.            CS               749723201        0    24999 SH       SOLE                    24999
RITE AID 5 1/4% DUE 9/15/02    BD               767754AL8     1990  2000000 PRN      SOLE                    20000
TICKETMASTER CLASS B           CS               88633P203     1909   102040 SH       SOLE                   102040
TRIGON HEALTHCARE INC.         CS               89618L100     8660    86100 SH       SOLE                    86100
TRW INC.                       CS               872649108     8177   143500 SH       SOLE                   143500
UNILAB CORP.                   CS               904763208     6199   226324 SH       SOLE                   226324